SUPPLEMENT DATED FEBRUARY 12, 2021
to the following variable annuity prospectuses dated May 1, 2020

Personal Retirement Manager Series III
Huntington Personal Retirement Manager Series III

ISSUED BY:
Talcott Resolution Life Insurance Company Separate Account Seven

Personal Retirement Manager Series III

ISSUED BY:
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

This supplement updates certain information in the prospectus and should be attached to the prospectus and retained for future reference.

Invesco V.I. Mid Cap Core Equity Fund
Effective on or about April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund and all references thereto are changing to “Invesco V.I. Main Street Mid Cap Fund.”

Putnam VT Equity Income Fund
Effective on or about April 30, 2021, the Putnam VT Equity Income Fund’s name will change to “Putnam VT Large Cap Value Fund.” Any and all references in your prospectus to Putnam VT Equity Income Fund are deleted and replaced with “Putnam VT Large Cap Value Fund.”

HV-7825